Expenses by nature - (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature
Employee benefit expenses	¥ 1,643,404	¥ 1,480,826	¥ 737,399
Technology service fee	1,500,711	858,946	614,311
Outsourcing labor costs	300,323	276,301	131,198
Amortization of intangible assets	282,697	332,470	260,088
Business origination fee	251,988	291,883	224,405
Depreciation of property and equipment	138,531	127,386	93,939
Telecommunication expenses	107,077	85,918	78,175
Professional service fee	86,186	72,135	60,782
Purchase cost of products	74,248	46,070	9,188
Marketing and advertising fee	59,801	47,014	74,013
Travelling expenses	54,587	89,195	50,207
Impairment loss of intangible assets	23,259
Others	183,717	201,293	112,067
Total cost of revenue, research and development expenses, selling and marketing expenses, general and administrative expenses	¥ 4,706,529	¥ 3,909,437	¥ 2,445,772